Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jun. 17, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 26, 2014
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve		10.00%
Percentage of total amount of capital reserve and retained earnings reserves to stated capital		25.00%
Retained earnings, reserve		¥ 186,555	¥ 180,177
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method		¥ 1,880,835
Treasury stock, number of shares authorized to be reissued	30,000,000
Price per share authorized for reissuance	¥ 1	¥ 1
Treasury stock, number of shares authorized for retirement				30,000,000
Other income (expense)
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		¥ 99,400
Treasury stock, at cost
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		246,807
Additional paid-in capital
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		4,624
Retained earnings
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		142,753
Maximum
Stockholders Equity Note [Line Items]
Stock repurchase, number of shares authorized at a meeting of the Board of Directors				60,000,000
Stock repurchase, authorized amount				¥ 360,000
Parent Company
Stockholders Equity Note [Line Items]
Retained earnings, available for dividend payments		7,635,250	¥ 6,890,426
Cash dividends included in retained earnings at year-end		¥ 393,352
Cash dividends per share		¥ 125